Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

Long-term debt as of December 31, 2013 and 2012, consisted of following:

(U.S. Dollars in thousands)	Vessel	December 31, 2013	December 31, 2012
$160 million loan facility	Fortaleza Knutsen & Recife Knutsen	$132,425	$144,100
$19 million loan facility	Fortaleza Knutsen & Recife Knutsen	—	18,350
$120 million loan facility	Bodil Knutsen	67,615	106,600
$85 million loan facility	Windsor Knutsen	52,400	56,400
$27.3 million loan facility	Windsor Knutsen	—	22,400
$93 million loan facility	Carmen Knutsen	87,188	—
Seller’s credit		10,349	—

Total long-term debt		349,977	347,850

Less current installments		29,269	28,833
Less seller’s credit		10,349	—

Long-term debt, excluding current installment and seller’s credit		$310,359	$319,017

Summary of Total Outstanding Debt Repayable	The total outstanding debt as of December 31, 2013 is repayable as follows:

(US $ in thousands)
2014	$29,269
2015	74,619
2016	145,802
2017	11,750
2018 and thereafter	88,537

Total	$349,977